Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Statement [Line Items]
Schedule of Cash and cash equivalents

	2021	2020
Banks	11,080,569	4,215,518
Short–term investments	3,467,859	866,606
Cash	1,478	184
	14,549,906	5,082,308

Credit quality of issuers of investments [Member]
IFRS Statement [Line Items]
Schedule of other financial assets measured at fair value through profit or loss

The following table reflects the credit quality of banks in which Ecopetrol Business Group has deposits and check accounts, and issuers of investments included in cash and cash equivalents:

Rating	2021	2020
AAA	3,892,694	2,578,090
F1+	2,383,713	1,286,310
BRC1+	2,172,603	99,923
A-1	1,294,164	851,394
BBB	1,277,357	121
A	1,224,990	4,319
F1	1,177,581	207,773
AA	526,127	546
P-2	370,582	—
BB	106,070	—
Aaa	27,621	1,431
AAAf	19,481	28,552
B	14,674	—
F3	12,853	12,184
Aa3	11,239	—
C	6,615	—
CCC	4,872	—
A3	3,049	—
BRC1	1,671	2,336
A1	1,032	—
AAAmmf	—	2,162
AA-	—	22
Other	20,918	7,145
	14,549,906	5,082,308